Income Taxes - Items where no Deferred Tax Assets were recognized (Detail) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Deductible temporary differences	[1]	€ (29)	€ (39)
Not expiring	[1]	(4,934)	(4,945)
Expiring in subsequent period	[1]	(20)	(2)
Expiring after subsequent period	[1]	(36)	(77)
Unused tax losses	[1]	(4,990)	(5,024)
Expiring after subsequent period	[1]	0	0
Unused tax credits	[1]	€ (1)	€ (1)

[1]	[1]Amounts in the table refer to deductible temporary differences, unused tax losses and tax credits for federal income tax purposes